Statements Of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity in broker trading account
Cash	$ 31,157,993	$ 38,460,587
Net unrealized loss on open futures contracts	(2,902,653)	(1,108,081)
Total Equity in broker trading account	28,255,340	37,352,506
Cash and cash equivalents	8,920,826	22,511,209
Investments
Government-sponsored enterprise securities, at fair value	189,958,835	229,658,090
Mutual funds, at fair value	8,050,034	10,200,554
Total assets	235,185,035	299,722,359
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	225,249	195,598
Management fee payable to Managing Member	127,219	161,825
Support services fee payable	19,562	24,882
Servicing fee payable to selling agent	22,764	31,635
Withdrawals payable	6,279,842	15,482,295
Subscriptions received in advance		650,000
Total Liabilities	6,674,636	16,546,235
Members' equity (net assets)	228,510,399	283,176,124
Total liabilities and members' equity (net assets)	235,185,035	299,722,359
Total Index Series [Member]
Equity in broker trading account
Cash	29,005,532	35,834,498
Net unrealized loss on open futures contracts	(2,740,705)	(660,454)
Total Equity in broker trading account	26,264,827	35,174,044
Cash and cash equivalents	8,840,635	22,155,680
Investments
Government-sponsored enterprise securities, at fair value	184,959,750	219,959,160
Mutual funds, at fair value	8,000,033	10,000,554
Total assets	228,065,245	287,289,438
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	159,925	145,587
Management fee payable to Managing Member	123,416	155,139
Support services fee payable	18,977	23,854
Servicing fee payable to selling agent	20,226	27,046
Withdrawals payable	6,271,310	14,926,716
Subscriptions received in advance		650,000
Total Liabilities	6,593,854	15,928,342
Members' equity (net assets)	221,471,391	271,361,096
Total liabilities and members' equity (net assets)	228,065,245	287,289,438
Agricultural Sector Series [Member]
Equity in broker trading account
Cash	2,152,461	2,626,089
Net unrealized loss on open futures contracts	(161,948)	(447,627)
Total Equity in broker trading account	1,990,513	2,178,462
Cash and cash equivalents	80,191	355,529
Investments
Government-sponsored enterprise securities, at fair value	4,999,085	9,698,930
Mutual funds, at fair value	50,001	200,000
Total assets	7,119,790	12,432,921
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	65,324	50,011
Management fee payable to Managing Member	3,803	6,686
Support services fee payable	585	1,028
Servicing fee payable to selling agent	2,538	4,589
Withdrawals payable	8,532	555,579
Total Liabilities	80,782	617,893
Members' equity (net assets)	7,039,008	11,815,028
Total liabilities and members' equity (net assets)	$ 7,119,790	$ 12,432,921